LEASES (Details Narrative)	Dec. 31, 2024
Minimum [Member]
Operating lease, remaining lease term	3 years 1 month 6 days
Finance lease, remaining lease term	1 year 3 months
Imputed interest, rate	7.41%
Maximum [Member]
Operating lease, remaining lease term	5 years 10 months 24 days
Finance lease, remaining lease term	3 years
Imputed interest, rate	8.03%